FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2018	2017
Designated derivative instruments -short-term assets:
Interest rate swaps	—	108
Non-designated derivative instruments -short-term assets:
Cross currency interest rate swaps	5,279	—
Total derivative instruments - short-term assets	5,279	108
Designated derivative instruments -long-term assets:
Interest rate swaps	5,459	5,136
Non-designated derivative instruments -long-term assets:
Interest rate swaps	5,174	3,211
Total derivative instruments - long-term assets	10,633	8,347

(in thousands of $)	2018	2017
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	248
Cross currency interest rate swaps	33,004	—
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	255
Cross currency interest rate swaps	12,043	—
Total derivative instruments - short-term liabilities	45,047	503
Designated derivative instruments -long-term liabilities:
Interest rate swaps	1,811	5,109
Cross currency interest rate swaps	4,709	36,120
Cross currency swaps	9,607	—
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	86	553
Cross currency interest rate swaps	—	6,836
Total derivative instruments - long-term liabilities	16,213	48,618

Schedule of interest rate swap transactions designated as hedges against specific loans
At December 31, 2018, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$11,130 (remaining at $11,130)	May 2011	January 2019	2.08% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$121,133 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$92,438 (reducing to $70,125)	December 2016	December 2021	2.29% - 2.63%
$95,625 (reducing to $70,125)	January 2017	January 2022	2.12% - 2.58%
$26,693 (reducing to $19,413)	September 2015	March 2022	1.67%
$173,906 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%
$63,987 (equivalent to NOK500 million)	October 2017	March - June 2020	6.86% - 6.96%	*
$16,833 (equivalent to NOK100 million)	September 2018	March 2019	6.03%	†

*	These swaps relate to the NOK900 million and NOK500 million unsecured bonds due 2019 and 2020, respectively, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds.

†
This swap relates to the NOK900 million unsecured bond due 2019, where NIBOR plus a margin is paid in exchange for a fixed interest rate. For the remaining swaps, the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK900 million, NOK500 million and NOK600 million senior unsecured bonds due 2019, 2020 and 2023 respectively. During the last quarter of 2018, the Company entered into a currency swap transaction involving the payment of Norwegian kroner in exchange for U.S. dollars. This swap relates to the NOK900 million bond, but is not designated as a hedging instrument.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK900 million	US$151.0 million	March 2014	March 2019
NOK500 million	US$64.0 million	October 2017	March - June 2020
NOK472 million	US$62.1 million	September 2018	September 2023
US$16.8 million	NOK100 million	September 2018	March 2019

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2018, and 2017, are as follows:

	2018	2018	2017	2017
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	13,245	13,245	41,742	41,742
Equity Securities	73,929	73,929	52,060	52,060
Floating rate NOK bonds due 2019	77,722	77,916	92,477	92,709
Floating rate NOK bonds due 2020	57,829	58,841	61,001	61,306
Floating rate NOK bonds due 2023	69,395	69,568	—	—
3.25% unsecured convertible bonds due 2018	—	—	63,218	71,662
5.75% unsecured convertible bonds due 2021	212,230	199,496	225,000	242,719
4.875% unsecured convertible bonds due 2023	151,700	139,374	—	—
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	5,279	5,279	108	108
Interest rate/ currency swap contracts – long-term receivables	10,633	10,633	8,347	8,347
Interest rate/ currency swap contracts – short-term payables	45,047	45,047	503	503
Interest rate/ currency swap contracts – long-term payables	16,213	16,213	48,618	48,618

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2018, are measured as follows:

		Fair value measurements using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	13,245	13,245
Equity securities	73,929	73,929
Interest rate/ currency swap contracts – short-term receivables	5,279		5,279
Interest rate/ currency swap contracts - long-term receivables	10,633		10,633
Total assets	103,086	87,174	15,912	—
Liabilities:
Floating rate NOK bonds due 2019	77,916	77,916
Floating rate NOK bonds due 2020	58,841	58,841
Floating rate NOK bonds due 2023	69,568	69,568
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	139,374	139,374
Interest rate/ currency swap contracts – short-term payables	45,047		45,047
Interest rate/ currency swap contracts – long-term payables	16,213		16,213
Total liabilities	606,455	545,195	61,260	—

The above fair values of financial assets and liabilities as at December 31, 2017, were measured as follows:

		Fair value measurements using
	December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	41,742	41,742		—
Equity securities	52,060	52,060
Interest rate/ currency swap contracts – short-term receivables	108		108
Interest rate/ currency swap contracts – long-term receivables	8,347		8,347
Total assets	102,257	93,802	8,455	—
Liabilities:
Floating rate NOK bonds due 2019	92,709	92,709
Floating rate NOK bonds due 2020	61,306	61,306
3.25% unsecured convertible bonds due 2018	71,662	71,662
5.75% unsecured convertible bonds due 2021	242,719	242,719
Interest rate/ currency swap contracts – short-term payables	503		503
Interest rate/ currency swap contracts – long-term payables	48,618		48,618
Total liabilities	517,517	468,396	49,121	—